LINE OF CREDIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2012	Dec. 31, 2011
LINE OF CREDIT [Abstract]
Line of credit, borrowing capacity			$ 900,000
Interest rate additional rate over LIBOR			3.75%
Bank line of credit	839,591	834,591		839,591
Maximum debt service coverage ratio	1.25
Subordinated loan outstanding to chairman	1,200,000
Interest expense on line of credit	$ 27,277